Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2016
Regulated Operations [Abstract]
Regulatory Assets and Liabilities

Note 4 – Regulatory Assets and Liabilities

Southwest is subject to the regulation of the Arizona Corporation Commission (“ACC”), the Public Utilities Commission of Nevada (“PUCN”), the California Public Utilities Commission (“CPUC”), and the Federal Energy Regulatory Commission (“FERC”). Accounting policies of Southwest conform to U.S. GAAP applicable to rate-regulated entities and reflect the effects of the ratemaking process. Accounting treatment for rate-regulated entities allows for deferral as regulatory assets, costs that otherwise would be expensed, if it is probable that future recovery from customers will occur. If rate recovery is no longer probable, due to competition or the actions of regulators, Southwest is required to write-off the related regulatory asset. Regulatory liabilities are recorded if it is probable that revenues will be reduced for amounts that will be credited to customers through the ratemaking process.

The following table represents existing regulatory assets and liabilities (thousands of dollars):

December 31,	2016	2015
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$379,063	$384,647
Unrealized net loss on non-trading derivatives (Swaps) (2)	—	5,486
Deferred purchased gas costs (3)	2,608	3,591
Accrued purchased gas costs (4)	37,100	—
Unamortized premium on reacquired debt (5)	21,975	21,511
Accrued absence time (9)	13,440	13,240
Other (6)	23,557	59,782

	477,743	488,257
Regulatory liabilities:
Deferred purchased gas costs (3)	(90,476)	(45,601)
Accumulated removal costs	(308,000)	(303,000)
Accrued purchased gas costs (4)	—	(10,400)
Unrealized net gain on non-trading derivatives (Swaps) (2)	(4,377)	—
Unamortized gain on reacquired debt (7)	(9,789)	(10,325)
Other (8)	(24,659)	(36,631)

Net regulatory assets	$40,442	$82,300

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 10).
(2)

The following table details the regulatory assets/(liabilities) offsetting the derivatives (Swaps) at fair value in the Consolidated Balance Sheets (thousands of dollars). The actual amounts, when realized at settlement, become a component of purchased gas costs under Southwest’s purchased gas adjustment (“PGA”) mechanisms. (See Note 13).

Instrument	Balance Sheet Location	2016	2015
Swaps	Deferred charges and other assets	$—	$1,219
Swaps	Prepaids and other current assets	—	4,267
Swaps	Other current liabilities	(3,532)	—
Swaps	Other deferred credits	(845)	—

(3)	Balance recovered or refunded on an ongoing basis with interest.
(4)	Asset included in Prepaids and other current assets and liability included in Other current liabilities on the Consolidated Balance Sheets. Balance recovered or refunded on an ongoing basis.
(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.

(6)

The following table details the components of Other regulatory assets which are included in either Prepaids and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets (as indicated). Recovery periods vary. Margin tracking/decoupling mechanisms are alternative revenue programs and revenue associated with under-collections (for the difference between authorized margin levels and amounts billed to customers through rates currently) are recognized as revenue so long as recovery is expected to take place within 24 months.

Other Regulatory Assets	2016	2015
State mandated public purpose programs (including low income and conservation programs) (a) (f)	$7,096	$18,101
Margin and interest-tracking accounts (b) (f)	3,517	30,339
Infrastructure replacement programs and similar (c) (f)	6,976	6,947
Environmental compliance programs (d) (f)	4,329	2,300
Other (e)	1,639	2,095

	$23,557	$59,782

a)	2016 included in Prepaids and other current assets on the Consolidated Balance Sheets; 2015 included in Deferred charges and other assets on the Consolidated Balance Sheets.
b)

2016 included in Prepaids and other current assets on the Consolidated Balance Sheets; 2015 included in Prepaids and other current assets on the Consolidated Balance Sheets ($11 million) and Deferred charges and other assets on the Consolidated Balance Sheets ($19.3 million).

c)

Included in Deferred charges and other assets on the Consolidated Balance Sheets with the exception of $6,000 in 2016 that is included in Prepaids and other current assets on the Consolidated Balance Sheets.

d)

2016 included in Prepaids and other current assets on the Consolidated Balance Sheets ($3.8 million) and Deferred charges and other assets on the Consolidated Balance Sheets ($500,000); 2015 included in Prepaids and other current assets on the Consolidated Balance Sheets ($1.8 million) and Deferred charges and other assets on the Consolidated Balance Sheets ($484,000).

e)

2016 included in Prepaids and other current assets on the Consolidated Balance Sheets ($622,000) and Deferred charges and other assets on the Consolidated Balance Sheets ($1 million); 2015 included in Deferred charges and other assets on the Consolidated Balance Sheets.

f)	Balance recovered or refunded on an ongoing basis, generally with interest.

(7)	Included in Other deferred credits on the Consolidated Balance Sheets. Amortized over life of debt instruments.
(8)

The following table details the components of Other regulatory liabilities which are included in either Other current liabilities or Deferred credits and other liabilities on the Consolidated Balance Sheets (as indicated).

Other Regulatory Liabilities	2016	2015
State mandated public purpose programs (including low income and conservation programs) (a) (d)	$(7,101)	$(4,888)
Margin and interest-tracking accounts (a) (d)	(3,668)	(20,191)
Environmental compliance programs (b) (d)	(4,469)	(2,252)
Regulatory offsets to deferred tax balances (c)	(3,390)	(4,866)
Regulatory accounts for differences related to pension funding (c)	(2,284)	(1,363)
Income tax and gross-up (c)	(3,203)	(3,067)
Other (d) (e)	(544)	(4)

	$(24,659)	$(36,631)

a)	2016 included in Other current liabilities on the Consolidated Balance Sheets; 2015 included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.
b)	Included in Other current liabilities on the Consolidated Balance Sheets.
c)	Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.
d)	Balance recovered or refunded on an ongoing basis, generally with interest.
e)

2016 included in Other current liabilities on the Consolidated Balance Sheets ($536,000) and in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets ($8,000); 2015 included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.

(9)	Regulatory recovery occurs on a one-year lag basis through the labor loading process.